Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2012	2011
Mining properties, including asset retirement obligations	$294,573	$286,873
Development costs	151,504	123,772
Plants and equipment	419,377	383,045
Land	15,788	11,188
Mineral interests	375,028	383,491
Construction in progress	176,925	125,045
	1,433,195	1,313,414
Less accumulated depreciation, depletion and amortization	436,536	390,202
Net carrying value	$996,659	$923,212

Operating Leases of Lessee Disclosure [Table Text Block]
Year ending December 31,
2013	$3,087
2014	3,114
2015	1,434
2016	1,438
2017	1,056
Thereafter	3,848
Total	$13,977